Loans, allowance for loan losses and credit quality (Details 2) - CHF (SFr) SFr in Millions	6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Dec. 31, 2014	Jun. 30, 2014
Allowance for loan losses
Balance at beginning of period	SFr 597	SFr 691
Net movements recognized in statements of operations	41	22
Gross write-offs	(71)	(94)
Recoveries	12	27
Net write-offs	(59)	(67)
Provisions for interest	12	10
Foreign currency translation impact and other adjustments, net	(19)	0
Balance at end of period	572	656
Allowance for loan losses
Balance at end of period	572	691	SFr 572	SFr 597	SFr 656
of which individually evaluated for impairment			393		482
of which collectively evaluated for impairment			179		174
Gross loans held at amortized cost
Gross loans held at amortized cost			234,069	233,778	218,967
of which individually evaluated for impairment			1,321		1,199
of which collectively evaluated for impairment			232,748		217,768
Loans held at amortized cost
Purchases	2,579	1,434
Reclassifications from loans held-for-sale	158	188
Reclassifications to loans held-for-sale	373	410
Sales	214	64
Corporate and institutional
Allowance for loan losses
Balance at beginning of period	466	557
Net movements recognized in statements of operations	31	17
Gross write-offs	(27)	(78)
Recoveries	9	20
Net write-offs	(18)	(58)
Provisions for interest	9	8
Foreign currency translation impact and other adjustments, net	(15)	0
Balance at end of period	473	524
Allowance for loan losses
Balance at end of period	466	557	473	466	524
of which individually evaluated for impairment			320		378
of which collectively evaluated for impairment			153		146
Gross loans held at amortized cost
Gross loans held at amortized cost			107,712	107,974	97,728
of which individually evaluated for impairment			853		792
of which collectively evaluated for impairment			106,859		96,936
Loans held at amortized cost
Purchases	2,348	1,405
Reclassifications from loans held-for-sale	158	188
Reclassifications to loans held-for-sale	373	410
Sales	214	64
Consumer
Allowance for loan losses
Balance at beginning of period	131	134
Net movements recognized in statements of operations	10	5
Gross write-offs	(44)	(16)
Recoveries	3	7
Net write-offs	(41)	(9)
Provisions for interest	3	2
Foreign currency translation impact and other adjustments, net	(4)	0
Balance at end of period	99	132
Allowance for loan losses
Balance at end of period	131	134	99	131	132
of which individually evaluated for impairment			73		104
of which collectively evaluated for impairment			26		28
Gross loans held at amortized cost
Gross loans held at amortized cost			126,357	SFr 125,804	121,239
of which individually evaluated for impairment			468		407
of which collectively evaluated for impairment			SFr 125,889		SFr 120,832
Loans held at amortized cost
Purchases	231	29
Reclassifications from loans held-for-sale	0	0
Reclassifications to loans held-for-sale	0	0
Sales	SFr 0	SFr 0